Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2012
Deferred Revenue, current and non-current [Abstract]
Deferred Revenue, current and non-current

10.       Deferred revenue

The amounts presented as deferred revenue in the accompanying consolidated balance sheets as of December 31, 2012 and December 31, 2011 reflect the cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and the unamortized balance of the liability amounting to $25,000 associated with the acquisition of the vessel “Salt Lake City” with a charter party attached at a charter rate below market at the date of delivery of the vessel in 2007.

	2012	2011
Hires collected in advance	$2,827	$3,905
Unamortized balance of time charter attached	-	4,231
Total	$2,827	$8,136

The time charter attached has been amortized to revenue over the duration of the charter party, which ended in July 2012. For 2012, 2011 and 2010 amortization amounted to $4,231, $5,114, and $5,114, respectively, and is included in Time charter revenues in the accompanying consolidated statements of income.